Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 794,000	¥ 844,000
Call money and funds purchased	3,191,544	2,745,165
Payables under repurchase agreements	13,069,000	18,087,000
Payables under securities lending transactions	1,027,000	403,000
Other short-term borrowings	214,000	2,271,000
Long-term debt	3,888,000	576,000
Total	19,143,000	22,180,000
Collateral Pledged [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Call money and funds purchased	¥ 150	¥ 0